UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2007 Check here is Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    November 9, 2007


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:   155033


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE SHARED NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Anadarko Petroleum Corp      COM           03251107      9102        169338      SH            Sole              169338
Arena Resources Inc          COM          040049108      4172         63700      SH            Sole               63700
ATP Oil & Gas Corp.          COM          00208J108     11322        240739      SH            Sole              240739
Bill Barrett Corp            COM          06846N104      5655        143500      SH            Sole              143500
Cabot Oil & Gas Corp         COM          127097103       879         25000      SH            Sole               25000
Chesapeake Energy Corp       COM          165167107     11255        319200      SH            Sole              319200
Cimarex Energy Co            COM          171798101      4541        121900      SH            Sole              121900
Comstock Resources Inc       COM          205768203      4722        153100      SH            Sole              153100
Devon Energy Corp            COM          25179M103     14311        172010      SH            Sole              172010
EOG Resources Inc            COM          26875P101      6206         85803      SH            Sole               85803
GMX Resources                COM          38011M108       180         61568      SH            Sole               61568
Gastar Exploration Ltd       COM          367299104      1909        123900      SH            Sole              123900
Linn Energy LLC              COM          536020100       797         25000      SH            Sole               25000
Noble Energy Inc             COM          655044105     11702        167070      SH            Sole              167070
Occidental Petroleum Corp    COM          674599105      7065        110250      SH            Sole              110250
Parallel Petroleum Corp      COM          699157103       799         47000      SH            Sole               47000
Petroleum Development Corp   COM          716578109     11645        262578      SH            Sole              262578
Rosetta Resources Inc        COM          777779307      1380         75241      SH            Sole               75241
St Mary Land & Exploration   COM          792228108      5857        164200      SH            Sole              164200
Suncor Energy, Inc.          COM          867229106     11586        122200      SH            Sole              122200
Southwestern Energy Co       COM          845467109      6067        144961      SH            Sole              144961
Ultra Petroleum Corp         COM          903914109     11781        189900      SH            Sole              189900
Petrobank Energy & Resources COM          71645P106     11571        302000      SH            Sole              302000
Linn Energy LLC              COM          5360209AE       260           380      SH            Sole                 380
Linn Energy LLC              COM          5360209AF        85           361      SH            Sole                 361
Linn Energy LLC              COM          5360209JE       184           270      SH            Sole                 270